Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Risks and Financial Performance

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais .	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency forwards and foreign currency options
Market risk – interest rate	Cash and cash equivalents, marketable securities, restricted cash, loans, borrowings and debentures, leases, derivative and real state credit certificates	(i) Sensitivity analysis	Interest rate swaps
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, REFIS, leases, derivative, real state credit certificates, payables to related parties and dividends	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities

Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities
As at December 31, 2019 and December 31, 2018, the Company had the following net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar (U.S.$) and Euro (EUR):

	December 31, 2019	December 31, 2018
Cash and cash equivalents	901,718	1,285,156
Trade receivables	22,771	51,734
Trade payables	(86,732)	(245,885)
Loans, borrowings and debentures	(16,245,131)	(13,480,808)
Leases	(65,348)	—
Contingent consideration	(184,370)	(64,969)
Derivative financial instruments (notional)	13,621,791	11,064,567

Foreign exchange exposure, net	(2,035,301)	(1,390,205)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss
A reasonably possible strengthening (weakening) of the Real to U.S. dollar and Euro at December 31, 2019 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. dollar and Euro exchange rates used in the probable scenario. The Company’s exposure to foreign currency changes for all other currencies is not material.

			Variation scenario
Instrument	Risk factor	Probable	25%	50%	(25) %	(50) %
Cash and cash equivalents	Currency fluctuation	(3,292)	118,226	236,452	(118,226)	(236,452)
Trade receivables	Currency fluctuation	(159)	5,648	11,297	(5,648)	(11,297)
Trade payables	Currency fluctuation	599	(21,533)	(43,068)	21,533	43,068
Exchange rate derivatives	Currency fluctuation	(98,904)	3,501,571	7,003,143	(3,501,571)	(7,003,143)
Loans, borrowings and debentures	Currency fluctuation	85,159	(3,046,322)	(6,092,643)	3,046,322	6,092,643
Leases	Currency fluctuation	452	(16,224)	(32,448)	16,224	32,448
Contingent consideration payable	Currency fluctuation	1,276	(45,773)	(91,547)	45,773	91,547

Impacts on profit or loss		(14,869)	495,593	991,186	(495,593)	(991,186)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates
The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Real (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$) and (R$/Euro)
		Scenario
	December 31, 2019	Probable	25%	50%	(25) %	(50) %
U.S.$	4.0307	4.0028	5.0035	6.0043	3.0021	2.0014
Euro	4.5305	4.4832	5.6040	6.7248	3.3624	2.2416

Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings
A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax
increases and decreases of 25% and 50% is presented below:

		Variation scenario
Exposure interest rate	Probable	25%	50%	(25) %	(50) %
Cash and cash equivalents	341,188	63,239	121,286	(54,722)	(114,033)
Marketable securities	137,082	34,271	68,541	(34,271)	(68,541)
Consideration asset	(930)	33,426	66,853	(33,426)	(66,853)
Restricted cash	6,508	1,627	3,254	(1,627)	(3,254)
Leases	(486,172)	(2,636)	(5,272)	2,636	5,272
Derivative financial instruments	—	(1,110,374)	(2,015,409)	1,138,647	2,181,199
Loans, borrowings and debentures	(1,704,255)	249,622	534,480	(249,622)	(534,480)
Other financial liabilities	(167,605)	(41,901)	(83,803)	41,901	83,803

Impacts on profit or loss	(1,874,184)	(772,726)	(1,310,070)	809,516	1,483,113

Summary of Probable Scenario Considers Estimated Interest Rate
The probable scenario considers the estimated interest rate, made by a specialized third part and Central Bank of Brazil (
Banco Central do Brasil
), or BACEN, as follows:

	Probable	25%	50%	-25%	-50%
SELIC	4.40%	5.50%	6.60%	3.30%	2.20%
CDI	4.40%	5.50%	6.60%	3.30%	2.20%
TJLP462 (TJLP + 1% p.a.)	5.90%	7.13%	8.35%	4.68%	3.45%
TJLP	4.90%	6.13%	7.35%	3.68%	2.45%
IGPM	4.10%	5.12%	6.15%	3.07%	2.05%
IPCA	3.60%	4.50%	5.40%	2.70%	1.80%
Fed Funds	1.40%	1.75%	2.10%	1.05%	0.70%
Libor	1.89%	2.36%	2.83%	1.41%	0.94%

Summary of Credit Risk	The exposure to credit risk was as follows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	8,472,274	3,621,798
Marketable securities	3,115,503	4,202,835
Trade receivables	1,814,394	1,588,192
Derivative financial instruments	3,824,410	2,548,857
Receivables from related parties	173,341	135,070
Dividends receivable	23,252	27,320
Restricted cash	147,910	115,124

	17,571,084	12,239,196

Summary of Credit Risk Rating	The credit risk on cash and cash equivalents, marketable securities, restricted cash and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2019	December 31, 2018
AAA	11,538,846	8,911,418
AA	4,021,251	1,577,196

	15,560,097	10,488,614

Summary of Financial Liabilities
The financial liabilities of the Company sorted by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2019					December 31, 2018
	Up to 1 year	1—2 years	3—5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(4,151,847)	(3,313,175)	(17,635,460)	(17,954,344)	(43,054,826)	(38,442,908)
Trade payables	(2,190,264)	—	—	—	(2,190,264)	(1,923,920)
Other financial liabilities	(543,879)	—	—	—	(543,879)	(455,702)
Tax installments—REFIS	(8,743)	(5,774)	(12,185)	(180,714)	(207,416)	(232,358)
Leases	(741,732)	(691,696)	(2,072,211)	(8,161,320)	(11,666,959)	(837,662)
Derivative financial instruments	400,781	191,234	1,725,708	2,079,274	4,396,997	3,453,882
Payables to related parties	(392,458)	—	—	—	(392,458)	(355,971)
Dividends payable	(214,104)	—	—	—	(214,104)	(187,415)

	(7,842,246)	(3,819,411)	(17,994,148)	(24,217,104)	(53,872,909)	(38,982,054)